Summary of Significant Accounting Policies (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Administrative expense	$ 118,700
Investments, at fair value:	585,743,136	$ 520,560,705
F.N.B. Corporation Common Stock Fund
EBP, Accounting Policy [Line Items]
Investments, at fair value:	$ 117,175,933	$ 119,355,214